Condensed financial information of the Company - Condensed statements of income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Condensed statements of income
Revenue	$ 29,168,546	$ 28,601,071	$ 24,668,840	$ 14,910,543
Cost of revenue	14,712,411	11,797,870	9,458,559	4,715,419
Gross profit	14,456,135	16,803,201	15,210,281	10,195,124
Operating expenses:
General and administrative expenses	3,654,449	2,038,568	1,899,110	1,108,280
Investment loss	(2,436,809)	0
Others, net	8,553	3,458
Income before income tax provision	6,977,308	13,314,111	11,567,558	8,014,679
Provision for income tax	3,479,303	3,338,886	2,892,500	2,004,711
Net income	3,498,005	9,975,225	8,675,058	6,009,968
Reportable legal entities | Parent company
Operating expenses:
General and administrative expenses	(2,493,845)
Investment loss	(2,436,809)
Share of profit in subsidiaries and VIE	8,428,844	9,975,225	8,675,058	6,009,968
Others, net	(185)
Income before income tax provision	3,498,005	9,975,225	8,675,058	6,009,968
Provision for income tax			0	0
Net income	$ 3,498,005	$ 9,975,225	$ 8,675,058	$ 6,009,968